Changes in accounting policies, comparability and adjustments	6 Months Ended
Jun. 30, 2023
Changes In Accounting Policies Comparability And Adjustments [Line Items]
Changes in accounting policies, comparability and adjustments
IFRS 17, Insurance Contracts
Effective from 1 January 2023,

UBS AG has adopted IFRS 17,
Insurance Contracts
, which sets

out the accounting
requirements

for

contractual

rights

and

obligations

that

arise

from

insurance

contracts

issued

and

reinsurance
contracts

held.

The

adoption

has

had

no

effect

on

UBS AG’s

financial

statements.

UBS AG

does

not

provide
insurance services in any market.
Other amendments to IFRS
Effective from 1 January 2023, UBS AG has adopted a number of minor amendments to IFRS, which have had no significant effect on UBS AG.
Amendments to IAS 12, Income Taxes
In May

2023, the

IASB issued

amendments to

IAS 12,
Income Taxes
, whereby,

under an

exception, deferred

tax
assets (DTAs) and deferred

tax liabilities (DTLs) will not be

recognized in respect of top-up

tax on income under the
Global Anti-Base Erosion

Rules that is

imposed under tax

law that is enacted

or substantively enacted

to implement
the

Pillar

Two

model

rules

published

by

the

Organisation

for

Economic

Co-operation

and

Development.

This
exception applies

immediately upon

the issuance

of the

amendments and

it is,

therefore, potentially

relevant to
these financial statements and subsequent financial statements. Although countries are starting to implement the rules, UBS AG

did not

have any

DTAs or

DTLs on

30 June 2023

that had

not been

recognized as

a result

of the
application of

this exception.

The exception

is expected

to be

removed by

the IASB

in due

course, although

the
timing of that has not been specified.

Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations	The amendments also introduced new disclosure requirements in relation to top-up tax, which will first apply to UBS AG’s financial statements for the year ended 31 December 2023.